                               JOHN HANCOCK FUNDS

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                             INCOME SECURITIES TRUST

                              THIRD QUARTER REPORT

                               September 30, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                    Chairman
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                                 Gail D. Fosler*
                                  Bayard Henry*
                               Richard S. Scipione
                               Edward J. Spellman*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                              Andrew F. St. Pierre
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                          TRANSFER AGENT AND REGISTRAR
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                   Listed: New York Stock Exchange Symbol: JHS
                  John Hancock Closed-End Funds: 1-800-843-0090


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through September, the Dow Jones Industrial Average had reached record highs and had grown, along with the Standard & Poor's 500-Stock Index, by more than 20%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

        On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While the Congressional rhetoric is just beginning to heat up, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

        We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

        Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

        Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON SEPTEMBER 30, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE PER SHARE AS OF THAT DATE.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
 Investments at value - Note C:
   Publicly traded bonds (cost - $156,985,463) ............        $159,308,741
   Joint repurchase agreement (cost - $6,425,000) .........           6,425,000
   Corporate savings account ..............................                 658
                                                                    -----------
                                                                    165,734,399
 Receivable for investments sold. .........................           1,424,759
 Interest receivable ......................................           3,501,204
                                                                    -----------
                                Total Assets ..............         170,660,362
                                -----------------------------------------------
LIABILITIES:
 Payable for variation margin - Note A ....................              41,250
 Payable for investments purchased ........................           2,383,846
 Payable to John Hancock Advisers, Inc. and
   affiliates - Note B ....................................             291,356
 Accounts payable and accrued expenses ....................              95,417
                                                                    -----------
                                Total Liabilities                     2,811,869
                                -----------------------------------------------
NET ASSETS:
 Capital paid-in ..........................................         165,774,061
 Accumulated net realized loss on investments
   and financial futures contracts ........................       (     158,418)
 Net unrealized appreciation of investments
   and financial futures contracts ........................           2,262,809
 Distributions in excess of net investment income .........       (      29,959)
                                                                    ------------
                                Net Assets                         $167,848,493
                                ===============================================
NET ASSET VALUE PER SHARE:
  (based on 10,291,596 shares of beneficial interest
  outstanding - 30 million shares authorized with
  no par value) ............................................       $      16.31
  =============================================================================

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND FOR THE PERIOD STATED. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Nine months ended September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                          $10,695,082
                                                                     ----------

  Expenses:
   Investment management fee - Note B .........................         762,112
   Transfer agent fee .........................................         106,734
   Printing ...................................................          78,853
   Custodian fee ..............................................          35,709
   Auditing fee ...............................................          31,601
   New York Stock Exchange fee ................................          18,837
   Trustees' fees .............................................          13,068
   Miscellaneous ..............................................           8,029
   Legal fees .................................................           4,620
                                                                     ----------
                                Total Expenses ................       1,059,563
                                -----------------------------------------------
                                Net Investment Income .........       9,635,519
                                -----------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FINANCIAL FUTURES CONTRACTS
  Net realized gain on investments sold .......................       1,174,421
  Net realized loss on financial futures contracts ............    (    446,505)
  Change in net unrealized appreciation/depreciation
    of investments ............................................      11,652,727
  Change in net unrealized appreciation/depreciation
    of financial futures contracts ............................          52,031
                                                                     ----------
                                Net Realized and Unrealized
                                Gain on Investments and
                                Financial Futures Contracts ...      12,432,674
                                -----------------------------------------------
                                Net Increase in Net Assets
                                Resulting from Operations .....     $22,068,193
                                ===============================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             NINE MONTHS ENDED
                                                                                            SEPTEMBER 30, 1995        YEAR ENDED
                                                                                                (UNAUDITED)        DECEMBER 31, 1994
                                                                                            ------------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income .................................................................      $  9,635,519          $ 12,941,765
  Net realized gain (loss) on investments sold and financial futures contracts ..........           727,916              (886,334)
  Change in net unrealized appreciation/depreciation of investments and financial
    futures contracts ...................................................................        11,704,758           (17,096,620)
                                                                                               ------------          ------------
   Net Increase (Decrease) in Net Assets Resulting from Operations ......................        22,068,193            (5,041,189)
                                                                                               ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income ($0.9450 and $1.2775 per share, respectively) ....        (9,671,645)          (12,935,598)
  Distributions from net realized gain on investments sold and financial futures
    contracts (none and $0.0782 per share, respectively) ................................                --              (788,088)
                                                                                               ------------          ------------
   Total Distributions to Shareholders ..................................................        (9,671,645)          (13,723,686)
                                                                                               ------------          ------------
FROM FUND SHARE TRANSACTIONS -- NET:*
  (Market value of shares issued to shareholders in reinvestment of distributions) ......         1,335,484             1,892,903
                                                                                               ------------          ------------
NET ASSETS:
  Beginning of period ...................................................................       154,116,461           170,988,433
                                                                                               ------------          ------------
  End of period (including distributions in excess of net investment income of
    ($29,959) and undistributed net investment income of $6,167, respectively) ..........      $167,848,493          $154,116,461
                                                                                              =============          ============
* ANALYSIS OF FUND SHARE TRANSACTIONS:
  Shares outstanding beginning of period.................................................        10,205,263            10,076,246
  Shares issued to shareholders in reinvestment of distributions.........................            86,333               129,017
                                                                                               ------------          ------------
  Shares outstanding end of period.......................................................        10,291,596            10,205,263
                                                                                               ============          ============

THE STATEMENT OF CHANGES IN NET ASSETS SHOWS HOW THE VALUE OF THE FUND'S NET ASSETS HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. THE DIFFERENCE REFLECTS EARNINGS LESS EXPENSES, ANY INVESTMENT GAINS AND LOSSES, DISTRIBUTIONS PAID TO SHAREHOLDERS, AND ANY INCREASE DUE TO REINVESTMENT OF DISTRIBUTIONS IN THE FUND. THE FOOTNOTE ILLUSTRATES THE NUMBER OF FUND SHARES OUTSTANDING AT THE BEGINNING OF THE PERIOD, REINVESTED AND OUTSTANDING AT THE END OF THE PERIOD, FOR THE LAST TWO PERIODS.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                    NINE MONTHS ENDED
                                                      SEPTEMBER 30,
                                                       (UNAUDITED)                            YEAR ENDED DECEMBER 31,
                                                 ----------------------       ------------------------------------------------------
                                                   1995          1994           1994        1993       1992        1991       1990
                                                 --------      --------       --------    --------   --------    --------   --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ........   $  15.10      $  16.97       $  16.97    $  16.31   $  16.25    $  15.19   $  15.61
                                                --------      --------       --------    --------   --------    --------   --------
Net Investment Income .......................       0.94          0.96           1.28        1.31       1.37        1.44       1.47
Net Realized and Unrealized Gain (Loss) on
   Investments and Financial Futures
   Contracts .................................      1.22         (1.57)         (1.79)       0.80       0.07        1.08      (0.42)
                                                --------      --------       --------    --------   --------     --------   --------
      Total from Investment Operations .......      2.16         (0.61)         (0.51)       2.11       1.44        2.52       1.05
                                                --------      --------       --------    --------   --------    --------   --------
Less Distributions:
Dividends from Net Investment Income .........     (0.95)        (0.96)         (1.28)      (1.32)     (1.38)      (1.46)     (1.47)
Distributions from Net Realized Gain on
   Investments Sold and Financial Futures
   Contracts .................................        --         (0.08)         (0.08)      (0.13)       --          --         --
                                                --------      --------       --------    --------   --------    --------   --------
   Total Distributions .......................     (0.95)        (1.04)         (1.36)      (1.45)     (1.38)      (1.46)     (1.47)
                                                --------      --------       --------    --------   --------    --------   --------
Net Asset Value, End of Period ...............  $  16.31      $  15.32       $  15.10    $  16.97   $  16.31    $  16.25   $  15.19
                                                ========      ========       ========    ========   ========    ========   ========
Per Share Market Value, End of Period ........  $ 15.500      $ 14.500       $ 13.750    $ 16.500   $ 16.750    $ 17.000   $ 15.000
Total Investment Return at Market Value ......     19.75%(a)     (5.91)%(a)     (8.70)%      7.22%      7.16%      23.25%      6.07%

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000's omitted) ....  $167,848      $155,878       $154,116    $170,988   $162,468     $159,990  $147,764
Ratio of Expenses to Average Net Assets ......      0.86%*        0.86%*         0.87%       0.84%      0.81%        0.74%     0.70%
Ratio of Net Investment Income to Average
   Net Assets ................................      7.86%*        7.96%*         8.03%       7.67%      8.46%        9.28%     9.64%
Portfolio Turnover Rate ......................        71%           66%            82%         95%       111%          92%       85%

 * On an annualized basis.
(a) Not annualized.

THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY INCOME SECURITIES TRUST ON SEPTEMBER 30, 1995. IT'S DIVIDED INTO TWO MAIN CATEGORIES:
PUBLICLY TRADED BONDS AND SHORT-TERM INVESTMENTS. THE SECURITIES ARE FURTHER BROKEN DOWN BY INDUSTRY GROUPS. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
September 30, 1995 (Unaudited)
                                                                                           PAR VALUE
                                                                 INTEREST      S+P          (000'S            MARKET
ISSUER, DESCRIPTION                                                RATE      RATING**      OMITTED)           VALUE
-------------------                                              --------    --------      ---------        ----------
PUBLICLY TRADED BONDS
AEROSPACE (0.34%)
  Jet Equipment Trust Ser 1995-B,
   *Cert 08-15-14 (R)........................................      10.91%      BB+          $ 550           $   570,845
                                                                                                            -----------
BANKS (13.60%)
  Abbey National First Capital B.V.,
   Sub Note 10-15-04.........................................      8.200       AA-            750               816,698
  African Development Bank,
   Sub Note 12-15-03.........................................      9.750       AA           1,000             1,182,100
  Bank of Montreal - Chicago Branch,
   Sub Note 11-01-00.........................................      9.800       A+           1,000             1,000,910
  Barclays North American Capital Corp.,
   Gtd Cap Note 05-15-21.....................................      9.750       AA-            900             1,034,937
  Den Danske Bank Aktieselskab,
   *Sub Note 06-15-05 (R)....................................      7.250       BBB+           800               803,576
  International Bank For Reconstruction And Development,
   30 Yr Bond 07-15-17.......................................       9.25       AAA          4,000             4,969,040
  Landeskreditbank Baden - Wurttemberg
   Sub Note 02-01-23.........................................      7.625       AAA          1,500             1,581,180
  Midland American Capital Corp.,
   Gtd Note 11-15-03.........................................     12.750       A            1,500             1,756,305
  National Westminster Bank PLC - New York Branch,
   Sub Note 05-01-01.........................................      9.450       AA-          1,250             1,415,088
  Scotland International Finance No. 2 B.V.,
   Sub Gtd Note 01-27-04 (R).................................       8.80       A+           2,000             2,221,920
   Sub Gtd Note 11-01-06 (R).................................      8.850       A+             750               852,941
  Security Pacific Corp.,
   Medium Term Sub Note 04-26-01.............................       10.5       A-           1,500             1,774,860
   Sub Note 11-15-00.........................................      11.50       A-           1,000             1,205,150
  Toronto Dominion Bank - New York Branch,
   Sub Note 01-15-09.........................................      6.450       AA-          1,000               951,700
  Westdeutsche Landesbank Girozentrale - New York Branch
   Sub Note 06-15-05.........................................      6.750       AA+          1,250             1,255,562
                                                                                                            -----------
                                                                                                             22,821,967
                                                                                                            -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

SCHEDULE OF INVESTMENTS
September 30, 1995 (Unaudited)
                                                                                           PAR VALUE
                                                                 INTEREST      S+P          (000'S            MARKET
ISSUER, DESCRIPTION                                                RATE      RATING**      OMITTED)           VALUE
-------------------                                              --------    --------      ---------        ----------
BROADCASTING (5.15%)
  Cablevision Systems Corp.,
   Sr Sub Deb 04-01-04.......................................     10.750%      B            $1,000          $ 1,052,500
  Century Communications Corp.,
   Sr Sub Deb 10-15-03.......................................     11.875       B+            1,250            1,328,125
  Continental Cablevision, Inc.,
   Sr Sub Deb 06-01-07.......................................     11.000       BB-           1,000            1,105,000
  Jones Intercable, Inc.,
   *Sr Sub Deb 07-15-04......................................     11.500       BB              500              546,250
  Le Groupe Videotron Ltee,
   *Sr Note 02-15-05.........................................     10.625       BB+             250              262,500
  Rogers Cablesystems Ltd.,
   *Sr Sec Second Priority Note 03-15-05.....................     10.000       BBB             500              525,000
  TKR Cable I, Inc.,
   Sr Deb 10-30-07...........................................     10.500       BBB-          2,000            2,301,800
  Turner Broadcasting System, Inc.,
   *Sr Note 07-01-13.........................................      8.375       BB+             550              551,275
  Viacom International,
   Sub Deb 07-07-06..........................................      8.000       BB-           1,000              980,000
                                                                                                            -----------
                                                                                                              8,652,450
                                                                                                            -----------
COMPUTERS (1.29%)
  Unisys Corp.,
   Credit Sensitive Note 07-01-97............................     13.500       BB-           2,000            2,165,000
                                                                                                            -----------
CONTAINERS (0.31%)
  Stone Container Corp.,
   Sr Sub Note 10-01-04......................................     11.500       B               500              525,000
                                                                                                            -----------
COSMETICS & TOILETRIES (0.43%)
  Johnson & Johnson,
   Deb 11-15-23..............................................      6.730       AAA             750              721,440
                                                                                                            -----------
FINANCE (5.43%)
  APP International Finance Co. B.V.,
   *Gtd Sec Note 10-01-05....................................     11.750       BB              250              251,875
  Banc One Credit Card Master Trust,
   Class A Asset Backed Ctf, Ser 1994-B 12-15-99.............      7.550       AAA           1,000            1,027,180
  CIT Group Holdings, Inc. (The),
   Medium Term Sr Sub Cap Note 03-15-01......................      9.250       A             1,000            1,120,050
  DR Structured Finance Corp.,
   Sec Pass thru Ctf Ser 1993K-1 08-15-18....................      7.430       BBB           1,000              860,000
  Great Western Financial Corp.,
   Note 02-01-02.............................................      8.600       BBB+          1,250            1,343,575
  Green Tree Financial Corp.,
   *Ctf Home Improv Ln Ser 1995-D Cl M-2 09-15-25............      6.950       AAA             650              643,703
  Merrill Lynch Mortgage Investors, Inc.,
   Sr/Sub Pass thru Ctf Ser 1992, Class B (Sub) 04-15-12.....      8.500       AA              482              493,835
  Santander Financial Issuances Ltd.,
   *Sub Gtd Note 04-15-05....................................      7.875       A+            1,000            1,054,170

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

                                                                                                         PAR VALUE
                                                                                 INTEREST     S+P         (000'S          MARKET
ISSUER, DESCRIPTION                                                                RATE      RATING**     OMITTED)         VALUE
-------------------                                                                ----      --------     --------         -----
FINANCE (CONTINUED)
  Standard Credit Card Master Trust I,
  *Class A Credit Card Part Ctf Ser 1995-2 01-07-00 ........................       8.625        AAA       $1,250        $ 1,287,500
   Class A Credit Card Part Ctf Ser 1994-2 04-07-08 ........................       7.250        AAA        1,000          1,033,750
                                                                                                                        -----------
                                                                                                                          9,115,638
                                                                                                                        -----------
GLASS PRODUCTS (0.49%)
  Owens-Illinois, Inc.,
   Sr Deb 12-01-03 .........................................................      11.000         BB          750            824,063
                                                                                                                        -----------
GOLD MINING & PROCESSING (1.14%)
  Magna Copper Co.,
   Sr Sub Note 12-15-01 ....................................................      12.000         BB+       1,750          1,920,625
                                                                                                                        -----------
GOVERNMENTAL - FOREIGN (1.97%)
  Brazil, Republic of,
   *Par Bond YL4 04-15-24 ..................................................       4.250         NR          250            120,625
  Nova Scotia, Province of,
   Deb 04-01-22 ............................................................       8.750          A-         850            957,653
  Ontario, Province of,
   Bond 06-04-02 ...........................................................       7.750         AA-         500            532,550
   Deb 05-01-11 ............................................................      15.125         AA-         325            358,940
   Deb 08-31-12 ............................................................      15.250         AA-         350            423,241
  Quebec, Province of,
   Deb 10-01-13 ............................................................      13.000          A+         500            605,965
  United Mexican States
   *Coll Par Bond Ser B 12-31-19 ...........................................       6.250         BB          500            302,500
                                                                                                                        -----------
                                                                                                                          3,301,474
                                                                                                                        -----------
GOVERNMENTAL - U.S. (17.74%)
  United States Treasury,
   Bond 08-15-05 ...........................................................      10.750        AAA        3,557          4,713,594
   Bond 08-15-17 ...........................................................       8.875        AAA        2,050          2,570,516
   Bond 05-15-18 ...........................................................       9.125        AAA        2,250          2,895,458
   Bond 02-15-23 ...........................................................       7.125        AAA        3,835          4,070,507
   Note 11-15-96 ...........................................................       7.250        AAA        1,130          1,147,300
   Note 04-15-98 ...........................................................       7.875        AAA        1,000          1,045,940
   Note 05-15-98 ...........................................................       9.000        AAA        2,850          3,060,644
   Note 11-30-99 ...........................................................       7.750        AAA        5,810          6,174,926
   Note 05-15-01 ...........................................................       8.000        AAA        3,760          4,102,498
                                                                                                                        -----------
                                                                                                                         29,781,383
                                                                                                                        -----------

GOVERNMENTAL - U.S. AGENCIES (14.48%)
  Federal National Mortgage Association,
   15 Yr SF Pass thru Ctf 01-25-05 .........................................       8.000        AAA        1,000          1,028,120
   15 Yr SF Pass thru Ctf 02-01-08 .........................................       7.500        AAA          788            801,217
  *30 Yr SF Pass thru Ctf 10-01-23 .........................................       7.000        AAA          904            891,196
  Financing Corp.,
   Bond Ser A 02-08-18 .....................................................       9.400        AAA        2,000          2,527,180
   Bond Ser B 04-06-18 .....................................................       9.800        AAA        2,000          2,621,240



                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

                                                                                                         PAR VALUE
                                                                                 INTEREST      S+P        (000'S         MARKET
ISSUER, DESCRIPTION                                                                RATE      RATING**     OMITTED)        VALUE
-------------------                                                                ----      --------     --------        -----
GOVERNMENTAL - U.S. AGENCIES (CONTINUED)
  Government National Mortgage Association,
   30 Yr SF Pass thru Ctf 10-15-23..........................................       7.000%       AAA       $  871        $  861,093
  *30 Yr SF Pass thru Ctf 02-15-24 to 8-15-2025.............................       7.500        AAA          824           832,016
  *30 Yr SF Pass thru Ctf 11-15-22 to 06-15-25+.............................       8.000        AAA        4,742         4,875,699
  *30 Yr SF Pass thru Ctf 01-15-23 to 12-15-24..............................       8.500        AAA        4,756         4,955,015
   30 Yr SF Pass thru Ctf 04-15-21..........................................       9.000        AAA          844           891,316
  *30 Yr SF Pass thru Ctf 11-15-19 to 02-28-25..............................       9.500        AAA        2,055         2,196,323
   30 Yr SF Pass thru Ctf 11-15-20..........................................      10.000        AAA          675           736,482
  Tennessee Valley Authority,
   Power Bonds 1989 Ser G 11-15-29..........................................       8.625        AAA        1,000         1,083,100
                                                                                                                        ----------
                                                                                                                        24,299,997
                                                                                                                        ----------
INSURANCE (2.08%)
  Liberty Mutual Insurance Co.,
   *Surplus Note 05-04-07 (R)...............................................       8.200        A2          375            393,761
  Massachusetts Mutual Life Insurance Co.,
   Surplus Note 11-15-23 (R)................................................       7.625        AA-         750            725,715
  Metropolitan Life Insurance Co.,
   Surplus Note 11-01-03 (R)................................................       6.300        AA        1,000            941,760
  New York Life Insurance Co.,
   Surplus Note 12-15-23 (R)................................................       7.500        AA        1,500          1,431,180
                                                                                                                        ----------
                                                                                                                         3,492,416

LEISURE & RECREATION (0.09%)
  Mohegan Tribal Gaming Authority
   *Sr Sec Note 11-15-02 (R)................................................      13.500        NR          150            155,625
                                                                                                                        ----------
OIL & GAS (3.55%)
  Ashland Oil, Inc.,
   SF Deb 10-15-17..........................................................      11.125        BBB       1,000          1,127,540
  Coastal Corp. (The),
   Sr Deb 06-15-06..........................................................      11.750        BB+       1,000          1,076,250
  Maxus Energy Corp.,
   Deb 05-01-13.............................................................      11.250        BB-         229            234,725
  Norsk Hydro, a.s.,
   Deb 06-15-23.............................................................       7.750        A-        1,000          1,030,640
  Occidental Petroleum Corp.,
   Sr Deb 09-15-09..........................................................      10.125        BBB         600            743,376
  Oryx Energy Co.,
   Note 09-15-98............................................................       9.750        BB        1,000          1,005,000
  TransTexas Gas Corp.,
   *Sr Note 06-15-02........................................................      11.500        BB-         700            733,250
                                                                                                                        ----------
                                                                                                                         5,950,781
                                                                                                                        ----------
PAPER (0.45%)
  Georgia-Pacific Corp.,
   Deb 02-15-18.............................................................       9.500        BBB-         450           472,558
  S.D. Warren Co.,
   Sr Sub Note 12-15-04.....................................................      12.000        B+           250           276,250
                                                                                                                        ----------
                                                                                                                           748,808
                                                                                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

                                                                                                         PAR VALUE
                                                                                 INTEREST      S+P        (000'S          MARKET
ISSUER, DESCRIPTION                                                                RATE      RATING**     OMITTED)         VALUE
-------------------                                                                ----      --------     --------         -----
PUBLISHING (2.10%)
  News America Holdings Inc.,
  *Deb 08-10-18............................................................       8.250%        BBB-      $  500        $   521,160
   Sr Note 10-15-99.........................................................       9.125        BBB-       1,000          1,085,230
   Sr Note 12-15-01.........................................................      12.000        BBB-         750            838,650
  Time Warner Inc.,
   Deb 01-15-13.............................................................       9.125        BBB-       1,000          1,085,370
                                                                                                                        -----------
                                                                                                                          3,530,410
                                                                                                                        -----------
RETAIL (2.33%)
  Grand Union Co.,
   *Sr Note 09-01-04........................................................      12.000        B-           475            456,000
  Kroger Co. (The),
   Lease Ctf 02-01-09.......................................................      12.950        BB+        1,910          2,120,100
  May Department Stores Co.(The),
   Deb 06-15-18.............................................................      10.750        A            254            275,608
  Safeway Stores, Inc.,
   Lease Ctf 01-15-09.......................................................      13.500        BBB-         474            540,146
  Thrifty Payless Inc.,
   *Sr Note 04-15-03........................................................      11.750        B+           500            526,250
                                                                                                                        -----------
                                                                                                                          3,918,104
                                                                                                                        -----------
STEEL (0.94%)
  Ucar Global Enterprises Inc.,
   *Sr Sub Note 01-15-05....................................................      12.000        B            400            446,000
  Weirton Steel Corp.,
   *Sr Note 03-01-98........................................................      11.500        B            300            309,000
   *Sr Note 10-15-99........................................................      10.875        B            260            262,600
   *Sr Note 06-01-05 (R)....................................................      10.750        B            600            555,000
                                                                                                                        -----------
                                                                                                                          1,572,600
                                                                                                                        -----------
TELECOMMUNICATIONS (0.66%)
  British Telecom Finance Inc.,
   Gtd Deb 02-15-19.........................................................       9.625        AAA        1,000          1,116,020
                                                                                                                        -----------
TOBACCO (0.75%)
  RJR Nabisco Capital Corp.,
   Sr Note 04-15-04.........................................................       8.750        BBB-       1,000          1,012,170
  RJR Nabisco Inc.,
   *Note 9-15-03............................................................       7.625        BBB-         250            239,810
                                                                                                                        -----------
                                                                                                                          1,251,980
                                                                                                                        -----------
TRANSPORTATION (5.91%)
  American Airlines, Inc.,
   1991-A Pass thru Trust 01-02-07..........................................       9.710        BBB-         614            680,306
  NWA Inc.,
   Note 08-01-96............................................................       8.625        B          2,265          2,287,650
  Rail Car Trust, No. 1992-1
   Trust Note 06-01-04......................................................       7.750        AAA        1,717          1,809,751
  Scandinavian Airlines System,
   Bond 07-20-99............................................................       9.125        A3         1,000          1,069,690



                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

                                                                                         PAR VALUE
                                                                INTEREST      S+P         (000'S        MARKET
ISSUER, DESCRIPTION                                               RATE      RATING**     OMITTED)       VALUE
-------------------                                             --------    --------     ---------      ------
TRANSPORTATION (CONTINUED)
  Sea-Land Service, Inc.,
   Sec Bond Ser A 01-02-11...................................     10.600%     BBB+        $1,000      $1,068,290
  United Air Lines, Inc.,
   Deb Ser B 05-01-14........................................     11.210      BB           1,000       1,238,750
  USAir 1990-A Pass Through Trusts,
   Pass thru Ctf Ser 1990-A1 03-19-05........................     11.200      B+           1,845       1,762,196
                                                                                                    ------------
                                                                                                       9,916,633
                                                                                                    ------------
UTILITIES (13.68%)
  ALLTEL Corp.,
   Deb 04-01-09..............................................     10.375      A+             500         529,870
  BVPS II Funding Corp.,
   *Collateralized Lease Bond 06-01-17.......................      8.890      BB+            200         184,724
   *Collateralized Lease Bond 12-01-07.......................      8.330      BB+            600         589,446
  Chugach Electric Association, Inc.,
   1st Mtg 1991 Ser A 03-15-22...............................      9.140      A            2,000       2,245,060
  Cleveland Electric Illuminating Co.,
   *1st Mtg Ser 2005-B 05-15-05..............................      9.500      BB             750         751,050
  CTC Mansfield Funding Corp.,
   Sec Lease Oblig 09-30-16..................................     11.125      B+           2,575       2,643,856
  E.I.P. Refunding Corp.,
   Sec Fac Bond 10-01-12.....................................     10.250      B+             744         770,791
  First PV Funding Corp.,
   *Lease Oblig Ser 1986 B 01-15-16..........................     10.150      B+           1,500       1,500,000
  GG1B Funding Corp.,
   *Sec Lease Oblig 01-15-11.................................      7.430      BBB-           591         576,971
    Sec Lease Oblig 01-15-14..................................     8.200      BBB-           500         482,325
  GTE Corp.,
   Deb 11-15-17..............................................     10.300      BBB+           500         573,595
   Deb 11-01-20..............................................     10.250      BBB+         1,500       1,753,950
  GTE South Inc.,
   1st Mtg Ser GG 06-15-30...................................      9.375      A+           1,000       1,052,230
  Hydro-Quebec (Gtd by Province of Quebec),
   Deb Ser HS 02-01-21.......................................      9.400      A+           1,000       1,194,740
  Iberdrola International B.V.,
   Gtd Note 10-01-02.........................................      7.500      AA-          2,000       2,067,880
  Long Island Lighting Co.,
   *Deb 03-15-03.............................................      7.050      BB+            750         712,830
   *Gen Ref 05-01-21.........................................      9.750      BBB-           250         253,275
  Louisiana Power & Light Co.,
   *Sec Lease Oblig Bond Ser B 01-02-17......................     10.670      BBB-         1,350       1,451,736
  Midland Funding Corp. I,
   Sr Sec Lease Oblig Ser C 07-23-02.........................     10.330      BB-          1,214       1,250,603
  Philippine Long Distance Telephone Co.,
   *Note 08-01-05............................................      9.875      BB             425         434,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

                                                                                         PAR VALUE
                                                                INTEREST      S+P         (000'S        MARKET
ISSUER, DESCRIPTION                                               RATE       RATING**     OMITTED)      VALUE
-------------------                                             --------     --------    ---------      ------
UTILITIES (CONTINUED)

  System Energy Resources, Inc.,
   1st Mtg 09-01-96..........................................     10.500%     BBB-        $1,100      $1,139,644
  Tenaga Nasional Berhad,
   Note 06-15-04 (R).........................................      7.875      A+             750         796,343
                                                                                                    ------------
                                                                                                      22,955,482
                                                                                                    ------------
                                  TOTAL PUBLICLY TRADED BONDS
                                          (Cost $156,985,463)                             (94.91)%   159,308,741
                                                                                           -----    ------------

SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (3.83%)
  Investment in a joint repurchase agreement transaction
   with UBS Securities Inc., Dated 09-29-95, due 10-02-95
   (secured by U.S. Treasury Bonds, 7.500% and 14.000%,
   due 11-15-24 and 11-15-11, and U.S. Treasury Notes, 6.625%
   and 7.500% due 03-31-97 and 12-31-96) - Note A............      6.450      --           6,425       6,425,000
                                                                                                    ------------
CORPORATE SAVINGS ACCOUNT (0.00%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 3.00%........................................                                                658
                                                                                                    ------------
                                 TOTAL SHORT-TERM INVESTMENTS                              (3.83)%     6,425,658
                                                                                           -----    ------------
                                            TOTAL INVESTMENTS                             (98.74)%  $165,734,399
                                                                                           =====    ============

NOTES TO THE SCHEDULE OF INVESTMENTS

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,448,666 as of September 30, 1995. See Note A of the Notes to Financial Statements for valuation policy.

   +These securities having an aggregate value of $888,759 or 0.53% of the Fund's net assets, have been purchased on a when issued basis subsequent to the date of this schedule. The purchase price and the interest rate of such security is fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when issued commitments. Accordingly, the market value of $1,037,372 of U.S. Treasury Bond 7.125%, maturity 02-15-23 has been segregated to cover the when issued commitments.

   *Securities, other than short-term investments, newly added to the portfolio during the nine months ended September 30, 1995.

  **Credit ratings are rated by Moody's Investor Services or John Hancock
    Advisers, Inc. where Standard and Poors ratings are not available.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Income Securities Trust (the "Fund") is a closed-end investment management company registered under the Investment Company Act of 1940. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $692,312 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires December 31, 2002. Additionally, net capital losses of $19,610 attributable to security transactions occurring after October 31, 1994 are treated as arising on the first day (January 1, 1995) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

    The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ from generally accepted accounting principles.

DISCOUNT ON SECURITIES The Fund accretes original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

FINANCIAL FUTURES CONTRACTS At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

    When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

    For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures transactions.

                         NOTES TO FINANCIAL STATEMENTS

                  John Hancock Funds - Income Securities Trust


    At September 30, 1995, open positions in financial futures contracts were as follows:

                                                                 UNREALIZED
EXPIRATION               OPEN CONTRACTS           POSITION      DEPRECIATION
----------               --------------           --------      ------------
DECEMBER, 1995           30 U.S. TREASURY NOTE     SHORT         ($25,313)
DECEMBER, 1995           15 U.S. TREASURY NOTE     SHORT         ($35,156)
                                                                  -------
                                                                 ($60,469)
                                                                  =======


    At September 30, 1995, the Fund has deposited in a segregated account $75,900 par value of U.S. Treasury Bond, 7.125%, 02-15-23, to cover margin requirements on open financial futures contracts.

NOTE B --
MANAGEMENT FEE AND
ADMINISTRATIVE SERVICES

Under the present investment management contract, the Fund pays a quarterly management fee to the Adviser, for a continuous investment program, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund's average weekly net asset value, (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund's average weekly net asset value in excess of $300,000,000.

    In the event normal operating expenses of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceeds 1.5% of the first $30,000,000 of the Fund's average weekly net asset value and 1.0% of the Fund's average weekly net asset value in excess of $30,000,000, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses.

    Messrs. Edward J. Boudreau, Jr. and Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments in other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the nine months ended September 30, 1995, aggregated $39,014,064 and $42,349,028, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies during the nine months ended September 30, 1995, aggregated $74,321,117 and $73,200,733 respectively.

    The cost of investments owned at September 30, 1995 (excluding the corporate savings account) for Federal income tax purposes was $163,584,875. Gross unrealized appreciation and depreciation of investment aggregated $4,987,688 and $2,838,822, respectively, resulting in net unrealized appreciation of $2,148,866.

                  John Hancock Funds - Income Securities Trust

INVESTMENT OBJECTIVE AND POLICY
John Hancock Income Securities Trust is a closed-end diversified investment management company, shares of which were initially offered to the public on February 14, 1973 and are publicly traded on the New York Stock Exchange. Its investment objective is to generate a high level of current income consistent with prudent investment risk. The Fund invests in a diversified portfolio of freely marketable debt securities and may invest an amount not exceeding 20% of its assets in income-producing preferred and common stock. The Fund intends to engage in short-term trading, may issue a single class of senior securities not to exceed 33-1/3% of its net assets at market value, may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of the total assets at cost and may lend its portfolio securities. The Fund pays quarterly dividends from net investment income and intends to distribute any available net realized capital gains annually. All distributions are paid in cash unless the shareholder elects to participate in the Automatic Dividend Reinvestment Plan.

FINANCIAL FUTURES CONTRACTS
The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund's ability to hedge successfully will depend on the Adviser's ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

    The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund's futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund's total assets.

DIVIDEND REINVESTMENT PLAN
John Hancock Income Securities Trust offers shareholders the opportunity to elect to receive shares of the Fund's Common Shares in lieu of cash dividends. The Plan is available to all shareholders without charge.

    Any shareholder of record of John Hancock Income Securities Trust ("Income Securities") may elect to participate in the Automatic Dividend Reinvestment Plan (the "Plan") and receive shares of Income Securities' Common Shares in lieu of all or a portion of the cash dividends.

    Shareholders may join the Plan by filling out and mailing an authorization card showing an election to reinvest all or a portion of dividend payments. If received in proper form by State Street Bank and Trust Company, P.O. Box 8209, Boston, Massachusetts 02266-8209 (the "Agent Bank") not later than seven business days before the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker, bank, or nominee to participate in the Plan.

    Participation in the Plan may be terminated at any time by written notice to the Agent Bank and such termination will be effective immediately. However, notice of termination must be received seven days prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of Common Shares held by the Agent Bank. A shareholder will receive a cash payment for any fractional share held.

    The Agent Bank will act as agent for participating shareholders. The Board of Trustees of Income Securities will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in Income Securities' Common Shares. The number of shares to be issued for the benefit

                  John Hancock Funds - Income Securities Trust

of each shareholder will be determined by dividing the amount of the cash dividend otherwise payable to such shareholder on shares included under the Plan by the per share net asset value of the Common Shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder by 95% of the market price per share of the Common Shares on the payment date. The market price of the Common Shares on a particular date shall be the mean between the highest and lowest sales price on the New York Stock Exchange on that date. Net asset value will be determined in accordance with the established procedures of Income Securities. However, if as of such payment date the market price of the Common Shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to three decimal places, will be credited to your account. Such fractional shares will be entitled to future dividends.

    The shares issued to participating shareholders, including fractional shares, will be held by the Agent Bank in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend which the shareholder has elected to reinvest and the number of shares acquired with such dividend.

    The reinvestment of dividends does not in any way relieve participating shareholders of any Federal, state or local income tax which may be due with respect to such dividend. Dividends reinvested in shares will be treated on your Federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for shares of the Fund on the New York Stock Exchange as of the dividend payment date. Distributions from the Fund's long-term capital gains will be processed as noted above for those electing to reinvest in shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

    Additional information may be obtained from the Customer Service Department, John Hancock Income Securities Trust, 101 Huntington Avenue, Boston, Massachusetts 02199-7603, 1 (800) 843-0090.

                                     NOTES

                  John Hancock Funds - Income Securities Trust

                                     NOTES

                  John Hancock Funds - Income Securities Trust

                                     NOTES

                  John Hancock Funds - Income Securities Trust

                                                                  Bulk Rate
[LOGO] JOHN HANCOCK FUNDS                                        U.S. Postage
A GLOBAL INVESTMENT MANAGEMENT FUND                                   PAID
101 Huntington Avenue Boston, MA 02199-7603                     So. Hackensack
                                                                Permit No. 750




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                                                                  JHD P60Q3 9/95